Summary of Significant Accounting Policies - Estimated Useful Lives (Details)	Dec. 31, 2023
Lab equipment
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Manufacturing equipment
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Software
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years